Consolidated Statements of Operations - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
REVENUES		$ 1,103,975	$ 5,046,559
COSTS AND EXPENSES
Lease operating expenses		770,133	1,412,093
Salaries and salaries related costs		6,012,156	2,027,255
Professional and consulting fees		3,205,896	324,739
Selling, general and administrative costs		6,314,683	3,993,193
Settlement expenses		2,071,917
Impairment - goodwill		8,018,217
Depreciation, amortization, impairment, depletion, and accretion		6,188,303	6,218,183
Total costs and expenses		32,581,305	13,975,443
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSE)		(31,477,330)	(8,928,884)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities		2,745,309	2,954,109
Derivative expense		(12,304,724)
Amortization of debt discount - Convertible Note		(336,151)
Amortization of discount - Series C Preferred Stock		(1,341,362)
Loss on sale of fixed assets			(885,796)
Amortization of original issue discount of convertible note		(60,636)
Interest expense, net of interest income		(84,581)	(62,182)
Total other income (expense)		(11,382,145)	2,006,131
(LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES		(42,859,475)	(6,922,753)
DISCONTINUED OPERATIONS:
Loss from discontinued operations		(85,848)
Loss on disposal of discontinued operations		(144,654)
Total discontinued operations		(230,502)
(LOSS) INCOME FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES		(43,089,977)	(6,922,753)
PROVISION FOR INCOME TAXES
NET (LOSS) INCOME		(43,089,977)	(6,922,753)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST
NET LOSS ATTRIBUTABLE TO WHITE RIVER ENERGY CORP		$ (43,089,977)	$ (6,922,753)
NET (LOSS) EARNINGS PER SHARE - BASIC
Continuing operations		$ (4.82)
Discontinued operations		(0.03)
NET (LOSS) EARNINGS PER SHARE		$ (4.85)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC ()	[1]	8,898,904
NET (LOSS) EARNINGS PER SHARE - DILUTED		$ (4.85)
WEIGHTED AVERAGE SHARES OUTSTANDING - DILUTED ()	[1]	8,898,904

[1]	Since the retroactive treatment is reflected and there were only Series A preferred shares issued in the exchange, no EPS for the prior periods are reflected. The 1,200 Series A convert into 42,253,521 common shares.